As filed with the Securities and Exchange Commission on or about May 22, 2019

Registration Statement File No. 333-45039

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒   Post-Effective Amendment No. 25

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 179

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, Including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐                                  immediately upon filing pursuant to paragraph (b) of Rule 485

☒                                on May 24, 2019 pursuant to paragraph (b) of Rule 485

☐                                  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                  on                            pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 1, 2019 are incorporated into Parts A and B of this Post-Effective Amendment No. 25 by reference to Registrant’s filing under Rule 485(b) as filed on April 26, 2019.

Supplements each dated May 22, 2019 to the Prospectus are included in Part A of this Post-Effective Amendment No. 25.

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

MassMutual Transitions SelectSM II

MassMutual Capital Vantage®

MassMutual Evolution

MassMutual Artistry

MassMutual Transitions SelectSM

MassMutual Transitions®

Panorama Premier

Variable Universal Life III

Variable Universal Life II

Variable Universal Life

Variable Life Select

MassMutual ElectrumSM

Strategic Variable Life® Plus

Strategic Group Variable Universal Life® II

Strategic Group Variable Universal Life®

This supplement revises the Prospectuses to reflect the following changes:

•	Effective on or about May 17, 2019, T. Rowe Price Associates, Inc. will replace OppenheimerFunds, Inc. as the co-investment sub-adviser for MML Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the co-investment sub-adviser to MML Equity Fund will be replaced with T. Rowe Price Associates, Inc.

•	Effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019, Invesco Advisers, Inc. will replace OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund will be replaced with Invesco Advisers, Inc.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at the numbers listed below, or visit us online at www.MassMutual.com/contact-us.

Strategic Group Variable Universal Life® and Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual ElectrumSM	(800) 665-2654 8 a.m. - 5 p.m. Eastern Time
MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 1 of 1	PS19_01

Supplement dated May 22, 2019 to the Prospectus

dated May 1, 2019 for:

Panorama Premier

This supplement revises the Prospectus to reflect changes effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019:

On or about May 24, 2019, Invesco Ltd. will acquire OppenheimerFunds, Inc. In connection with this transaction (the “Acquisition”), the Board of Trustees of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) approved the transfer of the assets and liabilities of each series of the Oppenheimer VA Trust identified in the chart below (individually, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) to a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (individually, an “Invesco Oppenheimer Fund” and collectively, the “Invesco Oppenheimer Funds”). Each Invesco Oppenheimer Fund will have the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund.

After the close of the NYSE on May 24, 2019, we will transfer contract value allocated to each of the Oppenheimer Funds into the corresponding Invesco Oppenheimer Funds. If you submit transaction requests (in good order) involving any of the Oppenheimer Funds before the close of the NYSE on May 24, 2019, we will process those requests prior to the Acquisition.

Once the Acquisition occurs, the Oppenheimer Funds will no longer be available as an investment choice. Additionally, once the Acquisition occurs, we will consider any reference to an Oppenheimer Fund in a written transaction request received in good order to be a reference to the corresponding Invesco Oppenheimer Fund.

Impact on Automatic Programs and Purchase Payment Allocations. After May 24, 2019, if you have current automatic program elections and/or purchase payment instructions on file directing us to utilize an Oppenheimer Fund, we will replace the Oppenheimer Fund with the corresponding Invesco Oppenheimer Fund.

In relation to this transaction, the following will occur:

Trust:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) will be the trust for the Invesco Oppenheimer Funds.

Funds, Investment Adviser, and Investment Sub-Adviser:

MERGING FUND		ACQUIRING FUND
Oppenheimer Capital Appreciation Fund/VA		Invesco Oppenheimer V.I. Capital Appreciation Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Conservative Balanced Fund/VA		Invesco Oppenheimer V.I. Conservative Balanced Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Discovery Mid Cap Growth Fund/VA		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Fund/VA		Invesco Oppenheimer V.I. Global Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

page 1 of 2	PS19_11

MERGING FUND		ACQUIRING FUND
Oppenheimer Global Strategic Income Fund/VA		Invesco Oppenheimer V.I. Global Strategic Income Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Government Money Fund/VA		Invesco Oppenheimer V.I. Government Money Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer International Growth Fund/VA		Invesco Oppenheimer V.I. International Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Main Street Fund®/VA		Invesco Oppenheimer V.I. Main Street Fund®
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Total Return Bond Fund/VA		Invesco Oppenheimer V.I. Total Return Bond Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

All references in the Prospectus to an Oppenheimer Fund are replaced with the corresponding Invesco Oppenheimer Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 272-2216 (8 a.m. - 8 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 2 of 2	PS19_11

PART C

OTHER INFORMATION

Item 24.                          Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements incorporated by reference in Part A :

Condensed Financial Information

Financial Statements incorporated by reference in Part B :

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2018 Statements of Operations and Changes in Net Assets for the years ended December 31, 2018 and 2017

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2018 and 2017

Statutory Statements of Operations for the years ended December 31, 2018, 2017 and 2016

Statutory Statements of Changes in Surplus for the years ended December 31, 2018, 2017 and 2016

Statutory Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016

Notes to Statutory Financial Statements

(b)	Exhibits

Exhibit 1

Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

	Exhibit 3	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.

Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 4	i.	Form of Group Annuity Contract — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

		ii.	Form of Individual Certificate — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 5	i.	Form of Group Annuity Application — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

		ii.	Form of Individual Certificate Application — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 6	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 7	Not Applicable.

	Exhibit 8	i.	Fund Participation Agreements

			a.	AIM Funds (Invesco Funds)

				1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance

Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.	Fidelity Funds

1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                       First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                       Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	MML Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)— Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

d.	MML II Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•            Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	PIMCO Funds

1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

• Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment signed March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

f.	Voya Funds

1.

Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

• Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

• Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

• Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-112626 filed April 26, 2017

	ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

a.

AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement
File No. 333-50410 filed April 25, 2007

c.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement
File No. 333-50410 filed April 25, 2007

d.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement
File No. 333-50410 filed April 25, 2007

e.

PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement
File No. 333-150916 filed May 14, 2008

f.

Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9	Opinion and Consent of Counsel — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-45039 filed April 29, 2010

Exhibit 10	i.	Auditor Consents:

• Separate Account Financial Statements *
• Company Financial Statements *

	ii.	Powers of Attorney for:

• Roger W. Crandall
• Karen H. Bechtel
• Mark T. Bertolini
• Karen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Jeffrey H. Leiden
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

	iii.	Power of Attorney for:

• Sean Newth

– Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

* Filed herewith

Item 25.                          Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
151 Farmington Avenue	1340 Smith Avenue	16228 Shadybank Drive
Hartford, CT 06156	Suite 200	Dallas, TX 7524
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
50 Northern Avenue	Laura J. Sen, Director	16 Wynstone
Boston, MA 02210	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02118
H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Melvin T. Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Chief Accounting Officer and Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.         Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 6 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about May 22, 2019

Item 27.         Number of Participants

As of May 10, 2019, the number of certificate owners was 2,124.

Item 28.         Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)                   each director, officer or employee;

(b)                   any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)                    any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)                   any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)                   any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)                   any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)                     MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)                     MMLIS and MSD are the principal underwriters for this certificate. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

H. Bradford Hoffman	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

*     1295 State Street, Springfield, MA 01111-0001

(c)                      For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.                          Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31.                          Management Services

Not Applicable.

Item 32.                          Undertakings

(a)               Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)               Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)               Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual certificates under the group deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 25 to Registration Statement No. 333-45039 to be signed on its behalf, in the City of Springfield, and the Commonwealth of Massachusetts on this 22nd day of May, 2019.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	May 22, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	May 22, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	May 22, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	May 22, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	May 22, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	May 22, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	May 22, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	May 22, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	May 22, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	May 22, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	May 22, 2019
William T. Spitz

H. TODD STITZER *	Director	May 22, 2019
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.24.(b)10	i.	Auditor Consents

• Separate Account Financial Statements
• Company Financial Statements